GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Long-lived Assets by Geographic Location) (Details) - Percentage of Long-lived Assets [Member] - Geographic Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Concentration percentage	100.00%	100.00%
Israel [Member]
Revenue from External Customer [Line Items]
Concentration percentage	48.00%	62.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage	24.00%	19.00%
Germany [Member]
Revenue from External Customer [Line Items]
Concentration percentage	22.00%	13.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage	6.00%	6.00%